VEDDER PRICE                          VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                      222 NORTH LASALLE STREET
                                      CHICAGO, ILLINOIS 60601-1003
                                      312-609-7500
                                      FACSIMILE: 312-609-5005

                                      OFFICES IN CHICAGO, NEW YORK CITY,
                                      AND ROSELAND, NEW JERSEY



                                                               May 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      William Blair Funds
                  File Nos. 333-17463 and 811-5344
                  --------------------------------

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 2005 and Statement of Additional Information dated May 1, 2005 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                                               Very truly yours,



                                                               /s/John S. Marten
                                                               -----------------

                                                               John S. Marten

JSM/